Offsets	Feb. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Solar Strategy Holdings Ltd
Form or Filing Type	F-1
File Number	333-289625
Initial Filing Date	Aug. 15, 2025
Fee Offset Claimed	$ 1,056.39
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares, par value US$0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,900,000.00
Termination / Withdrawal Statement	The Registrant's Registration Statement on Form F-1 (333-289625) was filed on August 15, 2025, has became effective on November 10, 2025 in accordance with the provisions of Section 8(a) of the Securities Act of 1933 (the "Prior Registration Statement"). There were no sales of the Registrant's securities under the Prior Registration Statement and the offering under the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Solar Strategy Holdings Ltd
Form or Filing Type	F-1
File Number	333-289625
Filing Date	Aug. 15, 2025
Fee Paid with Fee Offset Source	$ 1,056.39